Accounts receivable	6 Months Ended
Jun. 30, 2018
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Accounts receivable
Accounts receivable
Accounts receivable as of June 30, 2018 include unbilled revenue of $44,097 (December 31, 2017 - $78,289) from the Company’s regulated utilities. Accounts receivable as of June 30, 2018 are presented net of allowance for doubtful accounts of $6,968 (December 31, 2017 - $5,555).